Current income taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes [abstract]
Estimated tax liability for the period	€ (1,530)	€ (1,698)	€ (373)
Tax adjustments to the previous period	412	0	0
Deferred income taxes	584	(12)	762
Total tax income (loss) for the period	€ (534)	€ (1,710)	€ 389
Belgian Patent Income Deduction %	0.00%	80.00%	0.00%